GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL
Goodwill

	As of December 31,
	2019	2020
Beginning balance	$5,625	$5,534
Goodwill associated with an acquisition	—	611
Foreign currency translation adjustment	(91)	382
Ending balance	$5,534	$6,527